Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions

6. Related Party Transactions

Loans Payable to Related Parties

As of September 30, 2024 and December 31, 2023, the Company had outstanding the following loans payable to related parties:

	September 30,	December 31,
	2024	2023
Promissory note issued to Mark Porter, 9% interest, unsecured, matures December 31, 2025	$129,181	$100,000
Convertible promissory note issued to Mark Porter, 12% interest, secured, matures December 31, 2025, net of debt discount of $0 and $10,968, respectively	229,093	154,032
Convertible promissory note issued to Mark Porter, 18% interest, secured, matures March 25, 2025, net of debt discount of $0 and $25,297, respectively	-	44,703
Total	$358,274	$298,735

Less: Current portion of loans payable to related parties	(116,556)	(254,032)

Loans payable to related parties, net of current portion	$241,718	$44,703

Promissory note, Mark Porter, 9% interest, unsecured, matures December 31, 2025

On June 1, 2021, the Company issued a $100,000 promissory note to the Chief Executive Officer of the Company in connection with the 2021 merger transaction. The note was originally due on December 15, 2021 and bears interest at a rate of 9% per annum.

On December 15, 2021, this note matured and was due on demand.

On June 28, 2024, the Company and the holder of the note entered into an amendment whereby outstanding accrued interest was added to the principal balance and the due date of the note was changed to December 31, 2025. The updated principal amount is $136,346. Additionally, the Company is to begin making monthly payments of $3,393 in July 2024.

During the nine months ended September 30, 2024, the Company paid $7,165 of the original balance under the note.

As September 30, 2024, the Company owed $129,181 pursuant to this agreement.

Convertible promissory note, Mark Porter, 12% interest, unsecured, matures December 31, 2025

On December 6, 2023, the Company issued to Mark Porter an unsecured promissory note in the aggregate principal amount of $165,000. The Company received cash of $150,000 and recorded a debt discount of $15,000. The interest on the outstanding principal due under the note accrues at a rate of 12% per annum. All outstanding principal and accrued interest under the note was due on February 5, 2024.

The note matured on February 5, 2024 and was due on demand.

On June 28, 2024, the Company and the holder of the note entered into an amendment whereby outstanding accrued interest and a penalty of $75,000 was added to the principal balance and the due date of the note was changed to December 31, 2025. The updated principal amount is $253,529. Additionally, the Company is to begin making monthly payments of $6,320 in July 2024.

During the nine months ended September 30, 2024, the Company paid $24,436 of the original balance under the note.

As September 30, 2024, the Company owed $229,093 pursuant to this agreement.

Convertible promissory note, Mark Porter, 18% interest, secured, matures March 25, 2025

In connection with the Securities Purchase Agreement discussed in Note 8, Convertible Debentures, on September 25, 2023, the Company issued to Mark Porter a senior subordinated secured convertible promissory note in the aggregate principal amount of $70,000. The interest on the outstanding principal due under the note accrued at a rate of 18% per annum. All principal and accrued but unpaid interest under the note was due on March 25, 2025. The note was convertible into shares of the Company’s common stock at a fixed conversion price of $25.00 per share.

Additionally, in connection with the note, the Company issued Mark Porter a warrant to purchase 2,800 shares of the Company’s common stock at an exercise price of $37.50 per share. These warrants expire on September 25, 2028.

The warrants, including those issued to the placement agent, had a relative fair value of $31,852, which resulted in a debt discount of $31,852. The amount is also included within additional paid-in capital.

During the nine months ended September 30, 2024, the remaining principal balance of $70,000 was paid, along with accrued interest of $9,623. As a result of these payments, the amount owed at September 30, 2024 was $0. The Company recorded a loss on settlement of debt of $15,545 on the unaudited condensed consolidated statement of operations for the nine months ended September 30, 2024.

6. Related Party Transactions

Loans Payable to Related Parties

As of December 31, 2023 and 2022, the Company had outstanding the following loans payable to related parties

	December 31,	December 31,
	2023	2022
Promissory note issued to Mark Porter, 9% interest, unsecured, matured December 15, 2021, due on demand	$100,000	$100,000
Convertible promissory note issued to Mark Porter, 18% interest, secured, matures March 25, 2025, net of debt discount of $25,297	44,703	-
Convertible promissory note issued to Mark Porter, 12% interest, secured, matures February 5, 2024, net of debt discount of $10,968	154,032	-
Convertible promissory note issued to Keith Hayter, 10% interest, unsecured, matures March 31, 2023	-	109,031
Total	$298,735	$209,031

Less: Current portion of loans payable to related parties	(254,032)	(209,031)

Loans payable to related parties, net of current portion	$44,703	$-

Promissory note, Mark Porter, 9% interest, unsecured, matures December 15, 2021

On June 1, 2021, the Company issued a $100,000 promissory note to the Chief Executive Officer of the Company in connection with the 2021 merger transaction. The note was originally due on December 15, 2021 and bears interest at a rate of 9% per annum.

On December 15, 2021, this note matured and is now due on demand.

As of December 31, 2023, the Company owed $100,000 pursuant to this agreement.

Convertible promissory note, Mark Porter, 18% interest, secured, matures March 25, 2025

In connection with the Securities Purchase Agreement discussed in Note 8, Convertible Debentures, on September 25, 2023, the Company issued to Mark Porter a senior subordinated secured convertible promissory note in the aggregate principal amount of $70,000. The interest on the outstanding principal due under the note accrues at a rate of 18% per annum. All principal and accrued but unpaid interest under the note is due on March 25, 2025. The note is convertible into shares of the Company’s common stock at a fixed conversion price of $25.00 per share.

Additionally, in connection with the note, the Company issued Mark Porter a warrant to purchase 2,800 shares of the Company’s common stock at an exercise price of $37.50 per share. These warrants expire on September 25, 2028.

The warrants, including those issued to the placement agent, had a relative fair value of $31,852, which resulted in a debt discount of $31,852. The amount is also included within additional paid-in capital.

As of December 31, 2023, the Company owed $70,000 pursuant to this note and will record accretion equal to the debt discount of $25,297 over the remaining term of the note.

Convertible promissory note, Mark Porter, 12% interest, unsecured, matures February 5, 2024

On December 6, 2023, the Company issued to Mark Porter an unsecured promissory note in the aggregate principal amount of $165,000. The Company received cash of $150,000 and recorded a debt discount of $15,000. The interest on the outstanding principal due under the note accrues at a rate of 12% per annum. All outstanding principal and accrued interest under the note were due on February 5, 2024.

As of December 31, 2023, the Company owed $165,000 pursuant to this note and will record accretion equal to the debt discount of $10,968 over the remaining term of the note.

The note matured on February 5, 2024 and is now due on demand.

Convertible promissory note, Keith Hayter, 10% interest, unsecured, matures August 31, 2022

On June 15, 2021, in connection with the 2021 merger transaction, the Company assumed High Wire’s convertible promissory note issued to Keith Hayter. The note was originally issued on August 31, 2020 in the principal amount of $554,031. Interest accrued at 10% per annum. All principal and accrued but unpaid interest under the note was originally due on August 31, 2022. The note was convertible into shares of the Company’s common stock at a fixed conversion price of $12.00 per share, subject to adjustment based on the terms of the note. The embedded conversion option did not qualify for derivative accounting. As a result of the conversion price being fixed at $15.00, the note had an original conversion premium of $1,359,761, and the fair value of the note was $378,000.

During the period of June 16, 2021 through December 31, 2021, the holder of the note converted $200,000 of principal into shares of the Company’s common stock.

For the year ended December 31, 2022, the Company recorded $988,917 of amortization of premium to the consolidated statement of operations.

On September 30, 2022, the Company and the holder of the note mutually agreed to extend the maturity date to October 31, 2022. The terms of the note were unchanged.

On October 31, 2022, the Company and the holder of the note mutually agreed to extend the maturity date to November 30, 2022. The terms of the note were unchanged.

On December 31, 2022, the Company and the holder of the note mutually agreed to extend the maturity date to March 31, 2023. The terms of the note were unchanged.

As of January 1, 2023, the holder was no longer considered a related party.

On January 1, 2023, the note was exchanged by the holder for a new unsecured promissory note with no conversion feature (refer to Note 7, Loans Payable, for additional detail). The amount exchanged was the outstanding principal and accrued interest of $109,031 and $126,806, respectively).